Financial Instruments - Reconciliation for Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ 574,449
Balance as of December 31	585,543	$ 574,449
Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	46,949
Balance as of December 31	30,832	46,949
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	40,911	107,862
Issuance		230,058
Settlements		(108,149)
(Gains) losses on financial liabilities at FVTPL	(13,528)	(188,860)
Balance as of December 31	27,383	40,911
Recurring fair value measurement | Level 1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	6,038
Balance as of December 31	3,449	6,038
Recurring fair value measurement | Level 2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0
Balance as of December 31	0	0
Earnout liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	24,147
Balance as of December 31	16,380	24,147
Earnout liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	24,147	0
Issuance		134,423
Settlements		0
(Gains) losses on financial liabilities at FVTPL	(7,767)	(110,276)
Balance as of December 31	16,380	24,147
Earnout liabilities | Recurring fair value measurement | Level 1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0
Balance as of December 31	0	0
Earnout liabilities | Recurring fair value measurement | Level 2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0
Balance as of December 31	0	0
Earn-in liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	13,384
Balance as of December 31	9,079	13,384
Earn-in liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	13,384	0
Issuance		74,508
Settlements		0
(Gains) losses on financial liabilities at FVTPL	(4,305)	(61,124)
Balance as of December 31	9,079	13,384
Earn-in liabilities | Recurring fair value measurement | Level 1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0
Balance as of December 31	0	0
Earn-in liabilities | Recurring fair value measurement | Level 2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0
Balance as of December 31	0	0
Warrant liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	9,418
Balance as of December 31	5,373	9,418
Warrant liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	3,380	0
Issuance		21,127
Settlements		0
(Gains) losses on financial liabilities at FVTPL	(1,456)	(17,747)
Balance as of December 31	1,924	3,380
Warrant liabilities | Recurring fair value measurement | Level 1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	6,038
Balance as of December 31	3,449	6,038
Warrant liabilities | Recurring fair value measurement | Level 2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0
Balance as of December 31	0	0
Redeemable preferred shares | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0	107,862
Issuance		0
Settlements		(108,149)
(Gains) losses on financial liabilities at FVTPL	0	287
Balance as of December 31	$ 0	$ 0